DIVIDENDS PAID AND PROPOSED (Details) - USD ($) $ / shares in Units, $ in Millions													12 Months Ended
	Oct. 10, 2017	Sep. 06, 2017	Aug. 18, 2017	May 15, 2017	Apr. 12, 2017	Feb. 16, 2017	Jan. 25, 2017	Dec. 07, 2016	Sep. 02, 2016	Aug. 06, 2016	Aug. 02, 2016	Dec. 07, 2015	Dec. 31, 2017	Dec. 31, 2016
DIVIDENDS PAID AND PROPOSED
Dividend (per share)		$ 0.11			$ 0.195			$ 0.035				$ 0.035
Total dividend payment		$ 193			$ 343			$ 61
Maximum
DIVIDENDS PAID AND PROPOSED
Tax rate withholdings on dividend paid to company's ADS depositary (in percent)													15.00%
VIP Kazakhstan Holding AG
DIVIDENDS PAID AND PROPOSED
Dividend paid to non controlling interest	$ 11					$ 55					$ 18
Omnium Telecom Algeria S.p.A
DIVIDENDS PAID AND PROPOSED
Dividend paid to non controlling interest			$ 82							$ 69
TNS Plus LLP
DIVIDENDS PAID AND PROPOSED
Dividend paid to non controlling interest				$ 12			$ 7		$ 18
Pakistan Mobile Communications Limited
DIVIDENDS PAID AND PROPOSED
Dividend paid to non controlling interest														$ 7
Dividend declared to the non-controlling interest													$ 54	7
Dividend payable to non-controlling interest													$ 26	$ 7